PFPC Inc.
3200 Horizon Drive
King of Prussia, PA  19406-0903

Rule 497(j) Letter

February 1, 2001

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
Public Filing Desk
450 Fifth Street, NW
Washington, DC  20549-1004

Re:  Investors Capital Funds (the "Trust")
No.  333-83951
No.  811-09497

To the Staff of the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, on behalf of the Trust, please accept this letter as confirmation that the Prospectus and Statement of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 1/3 (the "Amendment") to the Trust's registration statement on Form N-1A. This Amendment was filed pursuant to Rule 485 (b) and transmitted electronically on January 29, 2001.

Please call the undersigned at (610) 239-4727 with any questions you may have.

Very truly yours,

/s/ Thomas N. Calabria

Thomas N. Calabria
Regulatory Administrator

cc:  C. David Weller, Investors Capital Corp.
     Michael Lando, Esq., Doepken, Keevican & Weiss, LLP